OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets [Abstract]
Schedule of Other Assets

	December 31, 2018		December 31, 2017
	Current	Non-current	Current	Non-current
	$	$	$	$
Financial assets:
Restricted cash (1)	—	2,035	—	3,079
Deferred consideration (2, 3)	7,345	11,289	2,394	15,639
Derivative asset	—	—	1,287	—
Loan receivable from JV Partner (4)	—	8,214	—	—
Non-financial assets:
Non-current value added tax receivable (note 11)	—	5,991	—	6,751
Non-current inventory (note 7)	—	2,006	—	3,973
Held for sale	1,431	—	1,418	—
	8,776	29,535	5,099	29,442

(1)	We have cash and security deposits in relation to our close down and restoration provisions of $1,934,000 (December 31, 2017 - $1,895,000).

(2)	On November 1, 2016, we sold our Diablillos and M-18 properties in Argentina to AbraPlata Resource Corp ("AbraPlata") (formerly Huayra Minerals Corporation) for consideration of:

•	19.9% equity stake in Abra Plata, with free carried interest until the completion of a financing of $5,000,000 or more, valued at $2,887,000. By December 31, 2018, the financing had been completed;

•	Cash payments of $14,100,000 over the following five years ($1,350,000 received by December 31, 2018), valued initially at $7,452,000 using a discount rate of 20%; and

•	We have retained a 1.0% net smelter returns royalty on production from each of the projects.

As at December 31, 2018 a payment from AbraPlata due on November 1, 2018 was 61 days past due. However, as the deferred consideration remains fully collateralized by the asset (whose fair value approximates the carrying value of the deferred consideration) an expected credit loss provision was not recorded (note 24b)).

(3)	On May 2, 2017, we sold our Berenguela project in Peru to Valor Resources Limited ("Valor") for consideration of:

▪	145,881,177 shares of Valor, valued at $1,098,000;

▪	Additional shares from financing received in 2018, valued initially at $520,000;

▪	Cash payment of $12,000,000 over the next 5 years ($550,000 received by December 31, 2018), originally valued at $6,726,000 using a discount rate of 15%; and

•	We have retained a 1.0% net smelter returns royalty on production from the project.

(4)
As of July 6, 2018, we entered into a credit agreement with Golden Arrow (the "Credit Agreement") for a non-revolving term loan (the "Loan") in an aggregate principal amount equal to $10,000,000. The Loan matures on July 22, 2020.

The proceeds borrowed under the Credit Agreement are required to be used by Golden Arrow to fund its contributions under the shareholders' agreement we entered into with Golden Arrow on May 31, 2017, as the sole shareholders of Puna Operations. The Loan is secured by Golden Arrow's ownership and equity interests in Puna Operations.

The Loan bears interest (computed on the basis of the actual number of days elapsed over a year of 365 days and compounded monthly) at a rate per annum equal to the US Base Rate (as such term is defined in the Credit Agreement) plus 10%. Interest on the loan accrues from and including the date of each borrowing under the Credit Agreement, compounded monthly, and shall be capitalized and payable on the maturity date.